Other Long-Term Liabilities - Share-Based Compensation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation Of Changes In Liabilities From Share-Based Payment Transactions [Roll Forward]
Balance – beginning of year	$ 832	$ 489	$ 160
Share-based compensation expense	491	804	514
Cash payment for stock options surrendered and PSUs vested	(110)	(79)	(48)
Transferred to common shares	(435)	(387)	(139)
Other	2	5	2
Balance – end of year	780	832	489
Less: current portion	538	559	329
Non-current liabilities from share-based payment arrangements	242	273	160
Share-based compensation	780	832	489
Certain Executives | Performance Share Units
Reconciliation Of Changes In Liabilities From Share-Based Payment Transactions [Roll Forward]
Balance – beginning of year	127	90
Balance – end of year	96	127	90
Share-based compensation	$ 96	$ 127	$ 90